Condensed consolidated statement of cash flows (Parenthetical) - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020
Statement of Cash Flows [Line Items]
Treasury bills and other eligible bills		€ 39	€ 170
Deposits from banks/Loans and advances to banks		(1,706)	4,151
Cash and balances with central banks		121,331	118,971
Cash and cash equivalents at end of the reporting period		119,663	123,292
Interest received		10,766	12,287
Interest paid		(4,674)	(5,504)
Interest received (paid)		6,093	6,784
Dividend received	[1]	63	23
Dividend paid		€ (472)	€ (3)

[1]
Includes dividends received as recognized within Investment Income, from equity securities included in the Financial assets at fair value through profit or loss, Financial assets at fair value through OCI, and from Investments in associates and joint ventures. Dividend paid and received from trading positions have been included.